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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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     1. Name and address of issuer:

     Investment Managers Series Trust
     803 W. Michigan Street
     Milwaukee, WI 53233

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     2. The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [_]

     EPH China Fund

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     3. Investment Company Act File Number:   811-21719

        Securities Act File Number:           333-122901

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     4(a). Last day of fiscal year for which this Form is filed: June 30, 2010


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     4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.

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     4(c). [_] Check box if this is the last time the issuer will be filing this
     Form.

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

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     5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                        $ 64,594,040
                                                                   ------------

         (ii) Aggregate price of securities redeemed
              or repurchased during the fiscal year:   $(7,646,469)
                                                       -----------

         (iii) Aggregate price of securities redeemed
               or repurchased during any prior fiscal
               year ending no earlier than
               October 11, 1995 that were not
               previously used to reduce registration
               fees payable to the Commission:         $         0
                                                       -----------

         (iv) Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                             $ (7,646,469)
                                                                   ------------

         (v) Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                           $ 56,947,571
                                                                   ------------

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         (vi) Redemption credits available for use in
              future years If Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) From
              Item 5(i)]:                              $         0
                                                       -----------
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         (vii)  Multiplier for determining
                registration fee (See Instruction C.9):            x  0.0000713
                                                                   ------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter "0"
                if no fee is due):                                =$   4,060.36
                                                                   ------------

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     6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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     7. Interest due -- if this Form is being filed
        more than 90 days after the end of the
        issuer's fiscal year (see Instruction D):                 +$
                                                                   ------------

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     8. Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                             =$   4,060.36
                                                                   ------------

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

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     9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: N/A

     Method of Delivery:
                          [X]     Wire Transfer
                          [_]      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ RITA DAM
                           ------------------------------------
                           Rita Dam, Treasurer

Date       9/23/10
     -------------------

*Please print the name and title of the signing officer below the signature.